STNE Transaction (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Oct. 28, 2020	Sep. 01, 2020	Aug. 11, 2020	Dec. 31, 2020	Nov. 17, 2020
Disclosure of joint ventures [line items]
Per share payment on redemption of each share				R$ 33.56
Number of share upon redemption of each share based on shares traded on the NASDAQ				0.0126774
Number of share upon redemption of each share based on shares of BDR traded at B3				0.0126774
Number of Brazilian Depositary Receipt corresponding to each share				1
Compensatory bilateral fines		R$ 453,750	R$ 605,000	R$ 453,750
Right to receive the penalty waived	R$ 112,500
Costs of implementation of the transaction					R$ 80,000
Costs of implementation of the transaction incurred and recorded				R$ 20,634
Class A preferred share
Disclosure of joint ventures [line items]
Cash payment to be received per share		R$ 30.39
Class B preferred share
Disclosure of joint ventures [line items]
Cash payment to be received per share		R$ 31.56